UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C.20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):      [_] is a restatement.
                                       [_] adds new holding entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Touradji  Global  Resources  Master  Fund,  Ltd.

Address: c/o Spectrum Global Fund Administration (Cayman) Limited Anchorage Center, Second Floor
          P.O.  Box  10243  APO
          Grand  Cayman,  Cayman  Islands
          British  West  Indies

Form 13F File Number: 28-11656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Tom  Dwan
Title:    Chief  Financial  Officer
Phone:    (212)  984-8899

Signature, Place and Date of Signing:

     /s/  Tom  Dwan       New  York,  New  York     May 15, 2006
     --------------       ---------------------     -------------
     [Signature]          [City,  State]            [Date]

Report Type (Check only one):

[_] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

13F File Number:               Name:

28-11655                       Touradji Capital Management, LP